Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair value measurement [Abstract]
Non-financial Assets Measured at Fair Value Classified in Level 3
At December 31, 2018 and 2017 non-financial assets measured at fair value are classified in Level 3 of this hierarchy, as described below:

	2018	2017
Level 3
Vessels	$782,673	$1,118,250
Buildings and facilities	238,901	242,204
Land	1,146,252	1,184,427
	$2,167,826	$2,544,881

Information Used for Appraisal
The information used for the measurement of fair value at December 31, 2018 was:

	Tugboats	Offshore vessels	Parcel Tankers
Daily rate or fee	5,897 usd	4,903 usd	12,591 usd
Average percentage of utilization	96%	62%	94%
Discount rate	7.65%	7.18%	7.18%

Reconciliation Between Carrying Amounts of Non-financial Assets Classified within Level 3
At December 31, 2018 and 2017, the reconciliation between the carrying amounts of non-financial assets classified within Level 3 is as follows:

	Vessels	Buildings and Facilities
Balance at January 1, 2018	$1,118,250	$1,426,631
Amount recognized in other comprehensive income:
Revaluation surplus of vessels	(161,411)	-
Amount recognized in statements of operations:
Loss on revaluation of vessels	-	-
	(161,411)	-
Additions and disposals, net	(174,166)	(41,478)
Balance at December 31, 2018	$782,673	$1,385,153

Balance at January 1, 2017	$8,028,276	$1,314,057
Amount recognized in other comprehensive income:
Revaluation surplus of vessels	941,957	-
Amount recognized in statements of operations:
Loss on revaluation of vessels	(56,213)	-
	885,744	-
Additions and disposals, net	(7,795,770)	112,574
Balance at December 31, 2017	$1,118,250	$1,426,631